Loss before income tax - Additional Information (Details) € in Millions	1 Months Ended							6 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($) milestone	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Loss Before Income Tax [Line Items]
Revenue recognized from up-front payment as deferred consideration				$ 10,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone							$ 25,000,000
Escalating milestone payments | milestone							6
Pre-launch inventory recognized								$ 21,600,000		$ 22,400,000
Manufacturing Commercialization Expenses
Disclosure Of Loss Before Income Tax [Line Items]
Pre-launch inventory recognized								(800,000)	$ 1,600,000
Grunenthal
Disclosure Of Loss Before Income Tax [Line Items]
Non-refundable upfront payment received						$ 15,000,000
Milestone payment received					$ 2,500,000
Percentage of patients to provide regulatory harmonization, cost efficiencies and streamlined timelines	20.00%
Non-refundable upfront payments receivable	$ 17,500,000
Cumulative milestone payments reachable amount	1,000,000,000
Revenue recognized for right of use license of IP								0	0
Grunenthal | Top of Range | Clinical, Manufacturing, Regulatory and Reimbursement Approval
Disclosure Of Loss Before Income Tax [Line Items]
Amount entitled to be received upon reaching product clinical and regulatory milestones and reimbursement targets are achieved	$ 112,500,000
Tasly
Disclosure Of Loss Before Income Tax [Line Items]
Deferred consideration milestone consideration recognized							$ 20,000,000
Revenue recognized from up-front payment as deferred consideration							$ 10,000,000
Tasly | License
Disclosure Of Loss Before Income Tax [Line Items]
Revenue recognized from up-front payment as deferred consideration								0	0
TiGenix NV
Disclosure Of Loss Before Income Tax [Line Items]
Royalty income								200,000	200,000
TiGenix NV | License
Disclosure Of Loss Before Income Tax [Line Items]
Current contract liabilities											$ 5,900,000	€ 5.0
Non-current contract liabilities											$ 5,900,000	€ 5.0
Revenue from contracts with customers		$ 1,200,000	€ 1.0
TiGenix NV | Top of Range | License
Disclosure Of Loss Before Income Tax [Line Items]
Revenue, remaining performance obligation, variable consideration amount | €			€ 9.0
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax [Line Items]
Royalties receivable under sales-based milestones								$ 3,200,000	$ 3,200,000